Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SATURNA INVESTMENT TRUST
Entity Central Index Key	0000811860
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000065113
Shareholder Report [Line Items]
Fund Name	Sextant Bond Income Fund
Class Name	SEXTANT BOND INCOME
Trading Symbol	SBIFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Sextant Bond Income Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/bond-income-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Bond Income	$32.78	0.65%

Expenses Paid, Amount	$ 32.78
Expense Ratio, Percent	0.65%
Line Graph [Table Text Block]
	Sextant Bond Income Fund $10,931	Bloomberg US Aggregate Bond Index $11,329
May - 14	10,000	10,000
June - 14	10,005	10,005
July - 14	10,012	9,980
August - 14	10,151	10,090
September - 14	10,041	10,022
October - 14	10,145	10,120
November - 14	10,227	10,192
December - 14	10,255	10,202
January - 15	10,514	10,415
February - 15	10,361	10,318
March - 15	10,411	10,365
April - 15	10,320	10,328
May - 15	10,307	10,303
June - 15	10,176	10,191
July - 15	10,244	10,262
August - 15	10,193	10,247
September - 15	10,260	10,316
October - 15	10,169	10,318
November - 15	10,178	10,291
December - 15	10,105	10,258
January - 16	10,229	10,399
February - 16	10,335	10,473
March - 16	10,485	10,569
April - 16	10,529	10,609
May - 16	10,557	10,612
June - 16	10,867	10,803
July - 16	10,973	10,871
August - 16	10,978	10,859
September - 16	10,940	10,852
October - 16	10,821	10,769
November - 16	10,474	10,514
December - 16	10,499	10,529
January - 17	10,528	10,550
February - 17	10,637	10,621
March - 17	10,624	10,615
April - 17	10,687	10,697
May - 17	10,821	10,779
June - 17	10,828	10,769
July - 17	10,900	10,815
August - 17	11,014	10,912
September - 17	10,956	10,860
October - 17	10,985	10,866
November - 17	10,947	10,852
December - 17	11,039	10,902
January - 18	10,876	10,777
February - 18	10,774	10,674
March - 18	10,846	10,743
April - 18	10,725	10,663
May - 18	10,840	10,739
June - 18	10,780	10,726
July - 18	10,789	10,728
August - 18	10,884	10,797
September - 18	10,802	10,728
October - 18	10,703	10,643
November - 18	10,752	10,707
December - 18	10,914	10,903
January - 19	11,052	11,019
February - 19	11,055	11,013
March - 19	11,304	11,224
April - 19	11,311	11,227
May - 19	11,518	11,426
June - 19	11,722	11,570
July - 19	11,776	11,595
August - 19	12,141	11,896
September - 19	12,034	11,833
October - 19	12,085	11,868
November - 19	12,091	11,862
December - 19	12,030	11,854
January - 20	12,399	12,082
February - 20	12,631	12,299
March - 20	12,203	12,227
April - 20	12,641	12,444
May - 20	12,738	12,502
June - 20	12,856	12,581
July - 20	13,227	12,769
August - 20	13,022	12,666
September - 20	13,021	12,659
October - 20	12,906	12,602
November - 20	13,116	12,726
December - 20	13,094	12,744
January - 21	12,887	12,652
February - 21	12,536	12,470
March - 21	12,257	12,314
April - 21	12,421	12,411
May - 21	12,517	12,452
June - 21	12,753	12,539
July - 21	12,967	12,679
August - 21	12,921	12,655
September - 21	12,709	12,546
October - 21	12,733	12,542
November - 21	12,829	12,579
December - 21	12,782	12,547
January - 22	12,401	12,277
February - 22	12,184	12,140
March - 22	11,826	11,803
April - 22	11,227	11,355
May - 22	11,253	11,428
June - 22	11,061	11,249
July - 22	11,425	11,523
August - 22	10,991	11,198
September - 22	10,362	10,714
October - 22	10,193	10,575
November - 22	10,656	10,964
December - 22	10,610	10,915
January - 23	10,954	11,251
February - 23	10,610	10,960
March - 23	10,980	11,238
April - 23	11,055	11,306
May - 23	10,884	11,183
June - 23	10,860	11,143
July - 23	10,837	11,135
August - 23	10,765	11,064
September - 23	10,418	10,783
October - 23	10,221	10,613
November - 23	10,747	11,094
December - 23	11,199	11,518
January - 24	11,125	11,487
February - 24	10,950	11,324
March - 24	11,078	11,429
April - 24	10,749	11,140
May - 24	10,931	11,329

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Bond Income	0.43%	- 1.04%	0.89%
Bloomberg US Aggregate Bond Index	1.31%	-0.17%	1.25%

AssetsNet	$ 9,974,054
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 25,468
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,974,054
# of Portfolio Holdings	40
Advisory Fees Paid	$25,468
Portfolio Turnover Rate	4%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000065111
Shareholder Report [Line Items]
Fund Name	Sextant Core Fund
Class Name	SEXTANT CORE
Trading Symbol	SCORX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Sextant Core Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/core-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Core	$39.86	0.76%

Expenses Paid, Amount	$ 39.86
Expense Ratio, Percent	0.76%
Line Graph [Table Text Block]
	Sextant Core Fund $17,078	S&P Global 1200 Index $25,155	Dow Jones Moderate US Portfolio Index $16,934	Bloomberg US Aggregate Bond Index $11,329	60%|40% S&P Global 1200|Bloomberg U.S. Agg. Index $18,704
May - 14	10,000	10,000	10,000	10,000	10,000
June - 14	10,144	10,180	10,193	10,005	10,110
July - 14	9,968	10,040	10,047	9,980	10,016
August - 14	10,168	10,264	10,279	10,090	10,195
September - 14	10,056	9,977	9,976	10,022	9,996
October - 14	10,136	10,049	10,128	10,120	10,079
November - 14	10,242	10,241	10,210	10,192	10,223
December - 14	10,110	10,073	10,153	10,202	10,126
January - 15	10,011	9,891	10,132	10,415	10,101
February - 15	10,258	10,454	10,412	10,318	10,408
March - 15	10,200	10,293	10,383	10,365	10,331
April - 15	10,274	10,580	10,468	10,328	10,489
May - 15	10,209	10,605	10,462	10,303	10,494
June - 15	9,978	10,354	10,320	10,191	10,299
July - 15	9,986	10,494	10,340	10,262	10,412
August - 15	9,607	9,809	9,982	10,247	9,998
September - 15	9,467	9,462	9,793	10,316	9,813
October - 15	9,813	10,216	10,204	10,318	10,282
November - 15	9,793	10,163	10,159	10,291	10,240
December - 15	9,680	9,987	10,030	10,258	10,120
January - 16	9,358	9,413	9,683	10,399	9,827
February - 16	9,323	9,348	9,744	10,473	9,814
March - 16	9,741	10,004	10,273	10,569	10,263
April - 16	9,880	10,170	10,388	10,609	10,381
May - 16	10,002	10,217	10,407	10,612	10,411
June - 16	10,037	10,140	10,498	10,803	10,438
July - 16	10,280	10,574	10,813	10,871	10,733
August - 16	10,237	10,610	10,817	10,859	10,750
September - 16	10,219	10,654	10,869	10,852	10,774
October - 16	9,976	10,484	10,666	10,769	10,638
November - 16	9,967	10,622	10,707	10,514	10,621
December - 16	10,088	10,875	10,799	10,529	10,779
January - 17	10,203	11,153	11,010	10,550	10,953
February - 17	10,468	11,456	11,227	10,621	11,161
March - 17	10,538	11,614	11,278	10,615	11,251
April - 17	10,591	11,790	11,406	10,697	11,388
May - 17	10,750	12,048	11,540	10,779	11,573
June - 17	10,803	12,114	11,584	10,769	11,606
July - 17	10,883	12,437	11,792	10,815	11,812
August - 17	10,989	12,476	11,846	10,912	11,876
September - 17	11,183	12,747	11,965	10,860	12,008
October - 17	11,360	13,012	12,113	10,866	12,161
November - 17	11,477	13,272	12,310	10,852	12,301
December - 17	11,559	13,468	12,434	10,902	12,432
January - 18	11,827	14,209	12,818	10,777	12,785
February - 18	11,451	13,618	12,486	10,674	12,418
March - 18	11,317	13,344	12,437	10,743	12,300
April - 18	11,237	13,488	12,425	10,663	12,343
May - 18	11,380	13,539	12,525	10,739	12,406
June - 18	11,326	13,515	12,491	10,726	12,387
July - 18	11,756	13,956	12,671	10,728	12,630
August - 18	11,890	14,096	12,816	10,797	12,739
September - 18	11,899	14,200	12,770	10,728	12,763
October - 18	11,344	13,170	12,124	10,643	12,167
November - 18	11,487	13,341	12,276	10,707	12,291
December - 18	11,025	12,368	11,787	10,903	11,843
January - 19	11,543	13,313	12,472	11,019	12,436
February - 19	11,852	13,691	12,686	11,013	12,645
March - 19	11,961	13,886	12,823	11,224	12,850
April - 19	12,315	14,394	13,061	11,227	13,134
May - 19	11,861	13,565	12,646	11,426	12,773
June - 19	12,433	14,456	13,205	11,570	13,341
July - 19	12,487	14,491	13,252	11,595	13,372
August - 19	12,569	14,221	13,125	11,896	13,361
September - 19	12,669	14,560	13,262	11,833	13,524
October - 19	12,841	14,946	13,475	11,868	13,755
November - 19	12,996	15,338	13,691	11,862	13,969
December - 19	13,229	15,858	13,979	11,854	14,249
January - 20	13,209	15,720	13,918	12,082	14,284
February - 20	12,612	14,433	13,263	12,299	13,685
March - 20	11,650	12,573	11,875	12,227	12,595
April - 20	12,535	13,872	12,795	12,444	13,466
May - 20	12,892	14,496	13,206	12,502	13,854
June - 20	13,007	14,915	13,467	12,581	14,129
July - 20	13,489	15,617	13,985	12,769	14,613
August - 20	13,835	16,603	14,366	12,666	15,119
September - 20	13,652	16,049	14,121	12,659	14,813
October - 20	13,412	15,608	14,052	12,602	14,542
November - 20	14,259	17,545	15,201	12,726	15,682
December - 20	14,599	18,329	15,690	12,744	16,111
January - 21	14,482	18,186	15,657	12,652	15,989
February - 21	14,550	18,652	15,940	12,470	16,143
March - 21	14,951	19,299	16,087	12,314	16,398
April - 21	15,253	20,174	16,563	12,411	16,896
May - 21	15,478	20,516	16,721	12,452	17,090
June - 21	15,439	20,751	16,828	12,539	17,256
July - 21	15,615	20,997	16,914	12,679	17,456
August - 21	15,722	21,513	17,143	12,655	17,700
September - 21	15,244	20,617	16,689	12,546	17,196
October - 21	15,791	21,746	17,134	12,542	17,759
November - 21	15,820	21,333	16,806	12,579	17,578
December - 21	16,368	22,278	17,165	12,547	18,027
January - 22	15,854	21,248	16,503	12,277	17,371
February - 22	15,542	20,681	16,292	12,140	17,016
March - 22	15,723	21,229	16,290	11,803	17,097
April - 22	14,948	19,549	15,294	11,355	16,026
May - 22	14,998	19,663	15,337	11,428	16,123
June - 22	14,212	17,980	14,460	11,249	15,194
July - 22	14,766	19,306	15,171	11,523	16,015
August - 22	14,333	18,500	14,735	11,198	15,433
September - 22	13,578	16,756	13,667	10,714	14,293
October - 22	14,212	17,895	14,111	10,575	14,802
November - 22	14,978	19,331	14,936	10,964	15,733
December - 22	14,669	18,529	14,596	10,915	15,313
January - 23	15,048	19,858	15,392	11,251	16,160
February - 23	14,649	19,294	14,963	10,960	15,718
March - 23	15,078	19,955	15,242	11,238	16,200
April - 23	15,272	20,298	15,311	11,306	16,407
May - 23	14,996	20,125	15,072	11,183	16,252
June - 23	15,487	21,323	15,617	11,143	16,809
July - 23	15,692	22,011	15,990	11,135	17,129
August - 23	15,518	21,474	15,585	11,064	16,835
September - 23	15,007	20,543	15,067	10,783	16,226
October - 23	14,772	19,992	14,652	10,613	15,862
November - 23	15,559	21,821	15,673	11,094	17,020
December - 23	16,112	22,861	16,450	11,518	17,768
January - 24	16,039	23,073	16,351	11,487	17,847
February - 24	16,434	24,095	16,664	11,324	18,221
March - 24	16,922	24,936	17,066	11,429	18,669
April - 24	16,538	24,054	16,529	11,140	18,084
May - 24	17,078	25,155	16,934	11,329	18,704

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Core	13.88%	7.56%	5.50%
S&P Global 1200 Index	24.99%	13.13%	9.65%
Dow Jones Moderate US Portfolio Index	12.35%	6.01%	5.40%
Bloomberg US Aggregate Bond Index	1.31%	-0.17%	1.25%
60%|40% S&P Global 1200|Bloomberg U.S. Agg. Index	15.45%	7.93%	6.46%

AssetsNet	$ 25,273,737
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 59,319
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,273,737
# of Portfolio Holdings	81
Advisory Fees Paid	$59,319
Portfolio Turnover Rate	12%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000112018
Shareholder Report [Line Items]
Fund Name	Sextant Global High Income Fund
Class Name	SEXTANT GLOBAL HIGH INCOME FUND
Trading Symbol	SGHIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Sextant Global High Income Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/global-high-income-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Global High Income Fund	$39.35	0.75%

Expenses Paid, Amount	$ 39.35
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]
	Sextant Global High Income Fund $14,444	S&P Global 1200 Index $25,155	Bloomberg Global High Yield Corp. Index $13,982
May - 14	10,000	10,000	10,000
June - 14	10,132	10,180	10,096
July - 14	9,903	10,040	9,942
August - 14	10,097	10,264	10,031
September - 14	9,745	9,977	9,773
October - 14	9,639	10,049	9,838
November - 14	9,713	10,241	9,779
December - 14	9,574	10,073	9,589
January - 15	9,519	9,891	9,515
February - 15	9,722	10,454	9,739
March - 15	9,455	10,293	9,622
April - 15	9,869	10,580	9,824
May - 15	9,639	10,605	9,819
June - 15	9,400	10,354	9,708
July - 15	9,160	10,494	9,667
August - 15	8,875	9,809	9,526
September - 15	8,424	9,462	9,271
October - 15	8,801	10,216	9,528
November - 15	8,660	10,163	9,304
December - 15	8,328	9,987	9,116
January - 16	8,095	9,413	8,968
February - 16	8,221	9,348	8,994
March - 16	8,728	10,004	9,467
April - 16	9,244	10,170	9,800
May - 16	9,000	10,217	9,800
June - 16	9,254	10,140	9,831
July - 16	9,517	10,574	10,094
August - 16	9,741	10,610	10,282
September - 16	9,965	10,654	10,336
October - 16	9,975	10,484	10,327
November - 16	9,848	10,622	10,219
December - 16	9,956	10,875	10,391
January - 17	10,231	11,153	10,579
February - 17	10,414	11,456	10,694
March - 17	10,536	11,614	10,694
April - 17	10,597	11,790	10,861
May - 17	10,699	12,048	11,010
June - 17	10,699	12,114	11,053
July - 17	11,045	12,437	11,243
August - 17	11,157	12,476	11,267
September - 17	11,340	12,747	11,357
October - 17	11,361	13,012	11,392
November - 17	11,326	13,272	11,418
December - 17	11,493	13,468	11,460
January - 18	11,922	14,209	11,617
February - 18	11,493	13,618	11,469
March - 18	11,577	13,344	11,432
April - 18	11,640	13,488	11,440
May - 18	11,514	13,539	11,310
June - 18	11,482	13,515	11,320
July - 18	11,870	13,956	11,466
August - 18	11,639	14,096	11,478
September - 18	11,849	14,200	11,552
October - 18	11,482	13,170	11,324
November - 18	11,587	13,341	11,206
December - 18	11,351	12,368	11,063
January - 19	11,970	13,313	11,516
February - 19	12,209	13,691	11,694
March - 19	12,177	13,886	11,774
April - 19	12,253	14,394	11,928
May - 19	11,927	13,565	11,770
June - 19	12,470	14,456	12,089
July - 19	12,492	14,491	12,107
August - 19	12,101	14,221	12,107
September - 19	12,350	14,560	12,136
October - 19	12,470	14,946	12,249
November - 19	12,405	15,338	12,288
December - 19	12,653	15,858	12,548
January - 20	12,441	15,720	12,544
February - 20	11,946	14,433	12,340
March - 20	10,519	12,573	10,843
April - 20	11,003	13,872	11,387
May - 20	11,297	14,496	11,878
June - 20	11,403	14,915	12,074
July - 20	11,592	15,617	12,665
August - 20	11,745	16,603	12,842
September - 20	11,333	16,049	12,662
October - 20	11,097	15,608	12,701
November - 20	11,970	17,545	13,282
December - 20	12,308	18,329	13,573
January - 21	12,443	18,186	13,598
February - 21	12,614	18,652	13,664
March - 21	12,846	19,299	13,589
April - 21	13,029	20,174	13,794
May - 21	13,297	20,516	13,894
June - 21	13,236	20,751	13,930
July - 21	13,163	20,997	13,934
August - 21	13,236	21,513	14,001
September - 21	13,248	20,617	13,898
October - 21	13,371	21,746	13,823
November - 21	13,151	21,333	13,607
December - 21	13,613	22,278	13,839
January - 22	13,662	21,248	13,466
February - 22	13,712	20,681	13,229
March - 22	13,787	21,229	13,075
April - 22	12,953	19,549	12,499
May - 22	13,164	19,663	12,503
June - 22	12,218	17,980	11,604
July - 22	12,454	19,306	12,135
August - 22	12,230	18,500	11,887
September - 22	11,508	16,756	11,320
October - 22	11,832	17,895	11,569
November - 22	12,604	19,331	12,025
December - 22	12,554	18,529	12,089
January - 23	13,185	19,858	12,583
February - 23	12,850	19,294	12,376
March - 23	13,069	19,955	12,525
April - 23	13,198	20,298	12,673
May - 23	12,709	20,125	12,500
June - 23	12,992	21,323	12,742
July - 23	13,301	22,011	12,937
August - 23	13,031	21,474	12,917
September - 23	12,928	20,543	12,744
October - 23	12,696	19,992	12,612
November - 23	13,147	21,821	13,228
December - 23	13,812	22,861	13,721
January - 24	13,772	23,073	13,721
February - 24	13,665	24,095	13,767
March - 24	14,068	24,936	13,907
April - 24	13,947	24,054	13,777
May - 24	14,444	25,155	13,982

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Global High Income Fund	13.65%	3.90%	3.75%
S&P Global 1200 Index	24.99%	13.13%	9.65%
Bloomberg Global High Yield Corp. Index	11.86%	3.50%	3.41%

AssetsNet	$ 9,648,312
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 23,902
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,648,312
# of Portfolio Holdings	37
Advisory Fees Paid	$23,902
Portfolio Turnover Rate	2%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000012974
Shareholder Report [Line Items]
Fund Name	Sextant Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSGFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Sextant Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52.60	0.98%

Expenses Paid, Amount	$ 52.60
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Sextant Growth Fund Investor Shares $29,850	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,157	10,207
July - 14	10,063	10,066
August - 14	10,556	10,468
September - 14	10,348	10,322
October - 14	10,536	10,574
November - 14	10,892	10,858
December - 14	10,813	10,831
January - 15	10,470	10,506
February - 15	11,148	11,109
March - 15	11,020	10,934
April - 15	10,933	11,039
May - 15	11,028	11,181
June - 15	10,863	10,964
July - 15	11,012	11,194
August - 15	10,313	10,519
September - 15	10,094	10,258
October - 15	10,755	11,124
November - 15	10,797	11,157
December - 15	10,581	10,981
January - 16	9,772	10,436
February - 16	9,507	10,422
March - 16	10,258	11,129
April - 16	10,132	11,172
May - 16	10,222	11,372
June - 16	10,029	11,402
July - 16	10,599	11,822
August - 16	10,550	11,839
September - 16	10,496	11,841
October - 16	10,208	11,625
November - 16	10,450	12,056
December - 16	10,533	12,294
January - 17	10,775	12,527
February - 17	11,245	13,025
March - 17	11,352	13,040
April - 17	11,581	13,174
May - 17	11,725	13,359
June - 17	11,762	13,442
July - 17	11,883	13,719
August - 17	11,972	13,761
September - 17	12,102	14,045
October - 17	12,354	14,372
November - 17	12,815	14,813
December - 17	12,887	14,978
January - 18	13,707	15,836
February - 18	13,467	15,252
March - 18	13,069	14,864
April - 18	13,202	14,921
May - 18	13,668	15,281
June - 18	13,791	15,375
July - 18	14,375	15,947
August - 18	15,185	16,466
September - 18	15,406	16,560
October - 18	13,992	15,428
November - 18	14,090	15,743
December - 18	12,941	14,321
January - 19	13,917	15,469
February - 19	14,412	15,966
March - 19	14,944	16,276
April - 19	15,713	16,935
May - 19	14,650	15,859
June - 19	15,827	16,976
July - 19	16,379	17,220
August - 19	16,291	16,948
September - 19	16,348	17,265
October - 19	16,642	17,639
November - 19	17,164	18,279
December - 19	17,649	18,831
January - 20	17,845	18,823
February - 20	16,555	17,274
March - 20	14,978	15,140
April - 20	16,916	17,081
May - 20	18,031	17,895
June - 20	18,790	18,250
July - 20	20,213	19,279
August - 20	22,082	20,665
September - 20	21,254	19,880
October - 20	20,351	19,351
November - 20	22,225	21,470
December - 20	23,028	22,295
January - 21	22,510	22,070
February - 21	22,622	22,679
March - 21	23,252	23,672
April - 21	24,668	24,935
May - 21	24,491	25,109
June - 21	25,399	25,696
July - 21	26,243	26,306
August - 21	27,007	27,106
September - 21	25,314	25,845
October - 21	27,060	27,656
November - 21	27,445	27,464
December - 21	28,323	28,695
January - 22	26,419	27,210
February - 22	25,453	26,395
March - 22	25,872	27,375
April - 22	23,451	24,988
May - 22	23,136	25,034
June - 22	21,286	22,968
July - 22	23,387	25,085
August - 22	22,147	24,062
September - 22	20,046	21,846
October - 22	21,303	23,615
November - 22	22,537	24,935
December - 22	21,172	23,498
January - 23	22,503	24,975
February - 23	21,786	24,365
March - 23	23,135	25,260
April - 23	23,583	25,654
May - 23	24,078	25,766
June - 23	25,714	27,468
July - 23	26,174	28,350
August - 23	25,756	27,899
September - 23	24,281	26,569
October - 23	23,828	26,010
November - 23	26,024	28,386
December - 23	27,152	29,675
January - 24	27,678	30,174
February - 24	29,206	31,785
March - 24	29,641	32,808
April - 24	28,328	31,468
May - 24	29,850	33,028

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	23.97%	15.30%	11.56%
S&P 500 Index	28.19%	15.79%	12.68%

AssetsNet	$ 67,857,920
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 164,039
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$67,857,920
# of Portfolio Holdings	31
Advisory Fees Paid	$164,039
Portfolio Turnover Rate	6%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000188907
Shareholder Report [Line Items]
Fund Name	Sextant Growth Fund
Class Name	Z SHARES
Trading Symbol	SGZFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Sextant Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$39.75	0.74%

Expenses Paid, Amount	$ 39.75
Expense Ratio, Percent	0.74%
Line Graph [Table Text Block]
	Sextant Growth Fund Z Shares $25,792	S&P 500 Index $24,570
June - 17	10,000	10,000
July - 17	10,107	10,206
August - 17	10,178	10,237
September - 17	10,285	10,448
October - 17	10,499	10,692
November - 17	10,893	11,020
December - 17	10,957	11,142
January - 18	11,661	11,780
February - 18	11,455	11,346
March - 18	11,120	11,058
April - 18	11,233	11,100
May - 18	11,631	11,367
June - 18	11,736	11,437
July - 18	12,239	11,863
August - 18	12,930	12,250
September - 18	13,123	12,319
October - 18	11,921	11,477
November - 18	12,004	11,711
December - 18	11,030	10,654
January - 19	11,862	11,508
February - 19	12,291	11,877
March - 19	12,751	12,108
April - 19	13,406	12,598
May - 19	12,503	11,797
June - 19	13,512	12,629
July - 19	13,986	12,810
August - 19	13,915	12,607
September - 19	13,968	12,843
October - 19	14,224	13,122
November - 19	14,671	13,598
December - 19	15,086	14,008
January - 20	15,259	14,003
February - 20	14,161	12,850
March - 20	12,812	11,263
April - 20	14,471	12,707
May - 20	15,428	13,312
June - 20	16,084	13,577
July - 20	17,306	14,342
August - 20	18,906	15,373
September - 20	18,204	14,789
October - 20	17,433	14,396
November - 20	19,042	15,972
December - 20	19,730	16,586
January - 21	19,294	16,418
February - 21	19,386	16,871
March - 21	19,937	17,610
April - 21	21,150	18,550
May - 21	21,003	18,679
June - 21	21,784	19,115
July - 21	22,514	19,569
August - 21	23,176	20,164
September - 21	21,729	19,226
October - 21	23,231	20,573
November - 21	23,566	20,431
December - 21	24,329	21,347
January - 22	22,693	20,242
February - 22	21,870	19,636
March - 22	22,231	20,365
April - 22	20,159	18,589
May - 22	19,888	18,623
June - 22	18,303	17,086
July - 22	20,114	18,661
August - 22	19,050	17,900
September - 22	17,249	16,252
October - 22	18,333	17,567
November - 22	19,397	18,549
December - 22	18,230	17,481
January - 23	19,372	18,579
February - 23	18,765	18,126
March - 23	19,928	18,791
April - 23	20,324	19,084
May - 23	20,756	19,167
June - 23	22,166	20,434
July - 23	22,568	21,090
August - 23	22,213	20,754
September - 23	20,947	19,765
October - 23	20,556	19,349
November - 23	22,459	21,116
December - 23	23,434	22,076
January - 24	23,898	22,447
February - 24	25,221	23,645
March - 24	25,602	24,406
April - 24	24,474	23,409
May - 24	25,792	24,570

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	24.26%	15.58%	14.31%
S&P 500 Index	28.19%	15.79%	13.62%

AssetsNet	$ 67,857,920
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 164,039
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$67,857,920
# of Portfolio Holdings	31
Advisory Fees Paid	$164,039
Portfolio Turnover Rate	6%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000065110
Shareholder Report [Line Items]
Fund Name	Sextant International Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSIFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Sextant International Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/international-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$50.89	0.96%

Expenses Paid, Amount	$ 50.89
Expense Ratio, Percent	0.96%
Line Graph [Table Text Block]
	Sextant International Fund Investor Shares $20,370	MSCI EAFE Index $16,461
May - 14	10,000	10,000
June - 14	10,428	10,099
July - 14	10,159	9,901
August - 14	10,159	9,887
September - 14	9,859	9,511
October - 14	9,682	9,373
November - 14	9,834	9,501
December - 14	9,497	9,175
January - 15	9,459	9,221
February - 15	10,088	9,773
March - 15	9,961	9,633
April - 15	10,387	10,034
May - 15	10,221	9,994
June - 15	9,942	9,714
July - 15	10,018	9,916
August - 15	9,281	9,188
September - 15	8,874	8,725
October - 15	9,389	9,407
November - 15	9,285	9,262
December - 15	8,922	9,139
January - 16	8,599	8,479
February - 16	8,554	8,326
March - 16	9,129	8,875
April - 16	9,188	9,142
May - 16	9,207	9,070
June - 16	9,188	8,770
July - 16	9,673	9,215
August - 16	9,686	9,223
September - 16	9,854	9,340
October - 16	9,563	9,150
November - 16	9,330	8,969
December - 16	9,557	9,277
January - 17	9,865	9,547
February - 17	10,068	9,685
March - 17	10,245	9,962
April - 17	10,389	10,223
May - 17	10,711	10,612
June - 17	10,698	10,597
July - 17	11,150	10,903
August - 17	11,183	10,900
September - 17	11,530	11,176
October - 17	11,615	11,347
November - 17	11,827	11,467
December - 17	11,991	11,653
January - 18	12,569	12,239
February - 18	12,119	11,688
March - 18	12,098	11,489
April - 18	11,941	11,763
May - 18	11,991	11,515
June - 18	11,841	11,378
July - 18	12,491	11,659
August - 18	12,726	11,435
September - 18	12,612	11,539
October - 18	11,612	10,621
November - 18	12,019	10,610
December - 18	11,518	10,097
January - 19	12,321	10,762
February - 19	12,931	11,037
March - 19	13,131	11,119
April - 19	13,541	11,443
May - 19	13,409	10,909
June - 19	13,957	11,560
July - 19	13,996	11,415
August - 19	13,888	11,120
September - 19	13,896	11,445
October - 19	14,104	11,857
November - 19	14,274	11,993
December - 19	14,611	12,384
January - 20	14,595	12,127
February - 20	13,547	11,032
March - 20	11,564	9,571
April - 20	12,251	10,197
May - 20	13,331	10,647
June - 20	13,699	11,014
July - 20	14,339	11,273
August - 20	14,874	11,854
September - 20	14,658	11,551
October - 20	14,147	11,091
November - 20	15,690	12,812
December - 20	16,815	13,410
January - 21	16,702	13,268
February - 21	16,301	13,567
March - 21	16,542	13,892
April - 21	17,368	14,322
May - 21	17,489	14,802
June - 21	17,962	14,640
July - 21	19,174	14,752
August - 21	20,017	15,013
September - 21	18,733	14,589
October - 21	19,263	14,951
November - 21	18,853	14,257
December - 21	19,759	14,989
January - 22	17,634	14,265
February - 22	17,268	14,015
March - 22	17,625	14,121
April - 22	16,187	13,219
May - 22	15,970	13,337
June - 22	14,637	12,103
July - 22	15,891	12,707
August - 22	14,819	12,105
September - 22	13,661	10,978
October - 22	14,366	11,569
November - 22	15,787	12,874
December - 22	15,290	12,888
January - 23	16,492	13,933
February - 23	15,996	13,644
March - 23	17,059	14,000
April - 23	17,128	14,409
May - 23	16,693	13,818
June - 23	17,285	14,451
July - 23	17,494	14,920
August - 23	17,076	14,350
September - 23	16,240	13,866
October - 23	16,222	13,306
November - 23	18,182	14,543
December - 23	19,085	15,318
January - 24	19,574	15,407
February - 24	20,273	15,692
March - 24	20,440	16,226
April - 24	19,469	15,827
May - 24	20,370	16,461

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	22.03%	8.72%	7.37%
MSCI EAFE Index	19.12%	8.57%	5.10%

AssetsNet	$ 76,980,121
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 181,027
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$76,980,121
# of Portfolio Holdings	34
Advisory Fees Paid	$181,027
Portfolio Turnover Rate	6%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000188908
Shareholder Report [Line Items]
Fund Name	Sextant International Fund
Class Name	Z SHARES
Trading Symbol	SIFZX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Sextant International Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/international-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$38.19	0.72%

Expenses Paid, Amount	$ 38.19
Expense Ratio, Percent	0.72%
Line Graph [Table Text Block]
	Sextant International Fund Z Shares $19,355	MSCI EAFE Index $15,534
June - 17	10,000	10,000
July - 17	10,435	10,289
August - 17	10,459	10,287
September - 17	10,783	10,547
October - 17	10,869	10,708
November - 17	11,073	10,821
December - 17	11,229	10,997
January - 18	11,777	11,549
February - 18	11,349	11,030
March - 18	11,329	10,842
April - 18	11,189	11,101
May - 18	11,236	10,867
June - 18	11,102	10,737
July - 18	11,717	11,002
August - 18	11,937	10,791
September - 18	11,831	10,889
October - 18	10,895	10,023
November - 18	11,276	10,012
December - 18	10,813	9,528
January - 19	11,566	10,156
February - 19	12,138	10,416
March - 19	12,333	10,493
April - 19	12,717	10,798
May - 19	12,601	10,295
June - 19	13,116	10,909
July - 19	13,152	10,772
August - 19	13,058	10,494
September - 19	13,065	10,800
October - 19	13,268	11,189
November - 19	13,434	11,317
December - 19	13,752	11,687
January - 20	13,737	11,444
February - 20	12,752	10,411
March - 20	10,888	9,032
April - 20	11,534	9,623
May - 20	12,557	10,048
June - 20	12,903	10,394
July - 20	13,504	10,638
August - 20	14,016	11,187
September - 20	13,820	10,901
October - 20	13,339	10,467
November - 20	14,790	12,090
December - 20	15,859	12,655
January - 21	15,753	12,521
February - 21	15,368	12,803
March - 21	15,602	13,110
April - 21	16,381	13,515
May - 21	16,502	13,969
June - 21	16,956	13,816
July - 21	18,098	13,921
August - 21	18,900	14,168
September - 21	17,690	13,767
October - 21	18,196	14,109
November - 21	17,811	13,454
December - 21	18,657	14,145
January - 22	16,658	13,462
February - 22	16,321	13,225
March - 22	16,658	13,326
April - 22	15,301	12,475
May - 22	15,104	12,586
June - 22	13,845	11,421
July - 22	15,030	11,991
August - 22	14,018	11,423
September - 22	12,932	10,360
October - 22	13,598	10,918
November - 22	14,939	12,149
December - 22	14,478	12,163
January - 23	15,613	13,149
February - 23	15,153	12,876
March - 23	16,156	13,211
April - 23	16,230	13,598
May - 23	15,819	13,040
June - 23	16,387	13,637
July - 23	16,584	14,080
August - 23	16,197	13,542
September - 23	15,400	13,086
October - 23	15,391	12,557
November - 23	17,259	13,724
December - 23	18,115	14,455
January - 24	18,578	14,540
February - 24	19,248	14,808
March - 24	19,413	15,312
April - 24	18,487	14,936
May - 24	19,355	15,534

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	22.35%	8.96%	0.00
MSCI EAFE Index	19.12%	8.57%	6.26%

AssetsNet	$ 76,980,121
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 181,027
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$76,980,121
# of Portfolio Holdings	34
Advisory Fees Paid	$181,027
Portfolio Turnover Rate	6%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000065112
Shareholder Report [Line Items]
Fund Name	Sextant Short-Term Bond Fund
Class Name	SEXTANT SHORT-TERM BOND
Trading Symbol	STBFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Sextant Short-Term Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sextant/short-term-bond-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Short-Term Bond	$30.29	0.60%

Expenses Paid, Amount	$ 30.29
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]
	Sextant Short-Term Bond Fund $11,159	Bloomberg US Aggregate 1-3 Year Index $11,352	Bloomberg US Aggregate Bond Index $11,329
May - 14	10,000	10,000	10,000
June - 14	9,989	9,996	10,005
July - 14	9,978	9,990	9,980
August - 14	10,006	10,007	10,090
September - 14	9,996	10,000	10,022
October - 14	10,026	10,029	10,120
November - 14	10,015	10,043	10,192
December - 14	9,965	10,018	10,202
January - 15	10,033	10,069	10,415
February - 15	10,020	10,054	10,318
March - 15	10,030	10,077	10,365
April - 15	10,058	10,086	10,328
May - 15	10,066	10,094	10,303
June - 15	10,055	10,091	10,191
July - 15	10,065	10,097	10,262
August - 15	10,054	10,091	10,247
September - 15	10,063	10,121	10,316
October - 15	10,092	10,117	10,318
November - 15	10,082	10,098	10,291
December - 15	10,072	10,084	10,258
January - 16	10,101	10,137	10,399
February - 16	10,090	10,147	10,473
March - 16	10,160	10,183	10,569
April - 16	10,189	10,197	10,609
May - 16	10,179	10,191	10,612
June - 16	10,226	10,252	10,803
July - 16	10,235	10,254	10,871
August - 16	10,245	10,243	10,859
September - 16	10,253	10,255	10,852
October - 16	10,261	10,252	10,769
November - 16	10,188	10,210	10,514
December - 16	10,219	10,216	10,529
January - 17	10,230	10,235	10,550
February - 17	10,241	10,252	10,621
March - 17	10,254	10,258	10,615
April - 17	10,264	10,277	10,697
May - 17	10,297	10,295	10,779
June - 17	10,289	10,290	10,769
July - 17	10,320	10,317	10,815
August - 17	10,330	10,338	10,912
September - 17	10,319	10,326	10,860
October - 17	10,308	10,323	10,866
November - 17	10,276	10,301	10,852
December - 17	10,270	10,305	10,902
January - 18	10,241	10,277	10,777
February - 18	10,210	10,267	10,674
March - 18	10,221	10,284	10,743
April - 18	10,213	10,273	10,663
May - 18	10,247	10,312	10,739
June - 18	10,238	10,313	10,726
July - 18	10,251	10,319	10,728
August - 18	10,285	10,355	10,797
September - 18	10,297	10,348	10,728
October - 18	10,291	10,359	10,643
November - 18	10,303	10,389	10,707
December - 18	10,381	10,470	10,903
January - 19	10,437	10,511	11,019
February - 19	10,450	10,528	11,013
March - 19	10,550	10,597	11,224
April - 19	10,566	10,621	11,227
May - 19	10,603	10,696	11,426
June - 19	10,681	10,755	11,570
July - 19	10,677	10,751	11,595
August - 19	10,756	10,836	11,896
September - 19	10,729	10,831	11,833
October - 19	10,787	10,867	11,868
November - 19	10,781	10,868	11,862
December - 19	10,798	10,893	11,854
January - 20	10,878	10,954	12,082
February - 20	10,957	11,043	12,299
March - 20	10,782	11,088	12,227
April - 20	10,968	11,148	12,444
May - 20	11,068	11,169	12,502
June - 20	11,104	11,185	12,581
July - 20	11,162	11,202	12,769
August - 20	11,154	11,204	12,666
September - 20	11,147	11,203	12,659
October - 20	11,118	11,202	12,602
November - 20	11,154	11,213	12,726
December - 20	11,166	11,228	12,744
January - 21	11,157	11,232	12,652
February - 21	11,104	11,225	12,470
March - 21	11,072	11,220	12,314
April - 21	11,104	11,229	12,411
May - 21	11,137	11,242	12,452
June - 21	11,120	11,225	12,539
July - 21	11,152	11,245	12,679
August - 21	11,139	11,245	12,655
September - 21	11,104	11,236	12,546
October - 21	11,069	11,199	12,542
November - 21	11,056	11,190	12,579
December - 21	11,043	11,173	12,547
January - 22	10,943	11,093	12,277
February - 22	10,885	11,043	12,140
March - 22	10,764	10,893	11,803
April - 22	10,665	10,832	11,355
May - 22	10,720	10,899	11,428
June - 22	10,644	10,823	11,249
July - 22	10,743	10,881	11,523
August - 22	10,645	10,794	11,198
September - 22	10,504	10,661	10,714
October - 22	10,495	10,647	10,575
November - 22	10,597	10,735	10,964
December - 22	10,616	10,757	10,915
January - 23	10,697	10,844	11,251
February - 23	10,623	10,763	10,960
March - 23	10,753	10,919	11,238
April - 23	10,790	10,957	11,306
May - 23	10,765	10,924	11,183
June - 23	10,760	10,880	11,143
July - 23	10,801	10,926	11,135
August - 23	10,818	10,967	11,064
September - 23	10,814	10,960	10,783
October - 23	10,834	10,995	10,613
November - 23	10,945	11,123	11,094
December - 23	11,036	11,257	11,518
January - 24	11,083	11,301	11,487
February - 24	11,062	11,262	11,324
March - 24	11,108	11,308	11,429
April - 24	11,087	11,270	11,140
May - 24	11,159	11,352	11,329

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Short-Term Bond	3.66%	1.03%	1.10%
Bloomberg US Aggregate 1-3 Year Index	3.92%	1.20%	1.27%
Bloomberg US Aggregate Bond Index	1.31%	-0.17%	1.25%

AssetsNet	$ 10,827,122
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 27,275
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,827,122
# of Portfolio Holdings	37
Advisory Fees Paid	$27,275
Portfolio Turnover Rate	11%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000153268
Shareholder Report [Line Items]
Fund Name	Sustainable Bond Fund
Class Name	SUSTAINABLE BOND
Trading Symbol	SEBFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Sustainable Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sustainable/bond-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Bond	$33.01	0.65%

Expenses Paid, Amount	$ 33.01
Expense Ratio, Percent	0.65%
Line Graph [Table Text Block]
	Sustainable Bond Fund $11,232	FTSE WorldBIG Bond Index $10,128
March - 15	10,000	10,000
April - 15	9,945	10,103
May - 15	9,960	9,926
June - 15	9,856	9,878
July - 15	9,893	9,924
August - 15	9,839	9,953
September - 15	9,856	10,001
October - 15	9,894	10,009
November - 15	9,871	9,838
December - 15	9,809	9,896
January - 16	9,837	10,002
February - 16	9,744	10,199
March - 16	9,938	10,468
April - 16	9,996	10,574
May - 16	9,988	10,453
June - 16	10,099	10,724
July - 16	10,191	10,807
August - 16	10,224	10,757
September - 16	10,244	10,806
October - 16	10,257	10,521
November - 16	10,006	10,122
December - 16	9,990	10,088
January - 17	10,140	10,173
February - 17	10,214	10,212
March - 17	10,271	10,223
April - 17	10,291	10,355
May - 17	10,400	10,527
June - 17	10,496	10,524
July - 17	10,628	10,704
August - 17	10,628	10,816
September - 17	10,621	10,727
October - 17	10,519	10,688
November - 17	10,534	10,804
December - 17	10,579	10,838
January - 18	10,696	10,952
February - 18	10,600	10,842
March - 18	10,614	10,971
April - 18	10,565	10,804
May - 18	10,484	10,699
June - 18	10,442	10,674
July - 18	10,547	10,662
August - 18	10,531	10,663
September - 18	10,566	10,578
October - 18	10,425	10,449
November - 18	10,293	10,485
December - 18	10,244	10,695
January - 19	10,503	10,847
February - 19	10,517	10,788
March - 19	10,621	10,928
April - 19	10,680	10,907
May - 19	10,673	11,053
June - 19	10,816	11,298
July - 19	10,856	11,268
August - 19	10,946	11,508
September - 19	10,912	11,390
October - 19	10,978	11,470
November - 19	10,920	11,381
December - 19	10,969	11,431
January - 20	11,047	11,594
February - 20	11,079	11,676
March - 20	10,760	11,468
April - 20	10,927	11,662
May - 20	11,097	11,737
June - 20	11,191	11,844
July - 20	11,452	12,250
August - 20	11,455	12,210
September - 20	11,363	12,161
October - 20	11,319	12,145
November - 20	11,637	12,361
December - 20	11,717	12,514
January - 21	11,672	12,388
February - 21	11,570	12,157
March - 21	11,513	11,926
April - 21	11,650	12,069
May - 21	11,741	12,163
June - 21	11,707	12,075
July - 21	11,752	12,236
August - 21	11,741	12,179
September - 21	11,627	11,954
October - 21	11,570	11,916
November - 21	11,411	11,871
December - 21	11,496	11,836
January - 22	11,309	11,570
February - 22	11,204	11,405
March - 22	11,088	11,059
April - 22	10,820	10,434
May - 22	10,855	10,465
June - 22	10,598	10,138
July - 22	10,726	10,356
August - 22	10,610	9,932
September - 22	10,295	9,412
October - 22	10,295	9,367
November - 22	10,517	9,815
December - 22	10,514	9,808
January - 23	10,760	10,137
February - 23	10,584	9,813
March - 23	10,784	10,134
April - 23	10,854	10,205
May - 23	10,760	10,002
June - 23	10,913	10,025
July - 23	11,007	10,075
August - 23	10,854	9,954
September - 23	10,643	9,641
October - 23	10,514	9,526
November - 23	10,889	10,018
December - 23	11,244	10,439
January - 24	11,195	10,316
February - 24	11,159	10,174
March - 24	11,256	10,245
April - 24	11,061	9,986
May - 24	11,232	10,128

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Sustainable Bond	4.38%	1.03%	1.27%
FTSE WorldBIG Bond Index	1.26%	-1.73%	0.10%

AssetsNet	$ 33,343,240
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 86,593
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,343,240
# of Portfolio Holdings	42
Advisory Fees Paid	$86,593
Portfolio Turnover Rate	7%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000153267
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	SUSTAINABLE EQUITY
Trading Symbol	SEEFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Sustainable Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/sustainable/equity-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Equity	$40.01	0.75%

Expenses Paid, Amount	$ 40.01
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]
	Sustainable Equity Fund $20,139	S&P Global 1200 Index $24,440
March - 15	10,000	10,000
April - 15	9,960	10,279
May - 15	10,000	10,304
June - 15	9,790	10,060
July - 15	9,800	10,196
August - 15	9,118	9,531
September - 15	9,018	9,193
October - 15	9,579	9,925
November - 15	9,759	9,874
December - 15	9,599	9,703
January - 16	9,047	9,146
February - 16	9,017	9,082
March - 16	9,408	9,720
April - 16	9,328	9,881
May - 16	9,378	9,927
June - 16	9,208	9,852
July - 16	9,609	10,273
August - 16	9,749	10,308
September - 16	9,810	10,351
October - 16	9,629	10,186
November - 16	9,459	10,320
December - 16	9,462	10,566
January - 17	9,654	10,836
February - 17	9,987	11,130
March - 17	10,219	11,284
April - 17	10,410	11,455
May - 17	10,673	11,706
June - 17	10,703	11,770
July - 17	10,905	12,084
August - 17	10,975	12,121
September - 17	11,106	12,384
October - 17	11,449	12,643
November - 17	11,540	12,895
December - 17	11,711	13,085
January - 18	12,310	13,805
February - 18	11,955	13,231
March - 18	11,843	12,964
April - 18	11,782	13,104
May - 18	11,975	13,154
June - 18	11,955	13,131
July - 18	12,300	13,559
August - 18	12,564	13,696
September - 18	12,514	13,797
October - 18	11,487	12,795
November - 18	11,700	12,962
December - 18	11,036	12,016
January - 19	11,775	12,935
February - 19	12,185	13,301
March - 19	12,472	13,491
April - 19	13,149	13,985
May - 19	12,452	13,179
June - 19	13,241	14,045
July - 19	13,323	14,079
August - 19	13,241	13,817
September - 19	13,334	14,146
October - 19	13,580	14,521
November - 19	13,929	14,902
December - 19	14,452	15,407
January - 20	14,369	15,273
February - 20	13,596	14,022
March - 20	12,329	12,215
April - 20	13,287	13,478
May - 20	14,153	14,084
June - 20	14,741	14,491
July - 20	15,854	15,173
August - 20	16,617	16,131
September - 20	16,390	15,593
October - 20	15,813	15,165
November - 20	17,235	17,046
December - 20	17,977	17,808
January - 21	17,729	17,669
February - 21	17,553	18,122
March - 21	18,142	18,750
April - 21	18,691	19,600
May - 21	18,887	19,932
June - 21	18,980	20,161
July - 21	19,353	20,400
August - 21	19,839	20,902
September - 21	18,804	20,031
October - 21	19,570	21,128
November - 21	19,187	20,726
December - 21	20,007	21,645
January - 22	18,560	20,643
February - 22	17,706	20,093
March - 22	17,769	20,625
April - 22	16,645	18,993
May - 22	16,645	19,104
June - 22	15,354	17,468
July - 22	16,384	18,757
August - 22	15,260	17,974
September - 22	14,084	16,280
October - 22	14,885	17,386
November - 22	16,124	18,782
December - 22	15,727	18,002
January - 23	16,557	19,293
February - 23	16,147	18,746
March - 23	16,840	19,387
April - 23	17,198	19,721
May - 23	16,630	19,553
June - 23	17,418	20,717
July - 23	17,649	21,385
August - 23	17,229	20,863
September - 23	16,494	19,959
October - 23	16,252	19,423
November - 23	17,765	21,201
December - 23	18,686	22,212
January - 24	19,025	22,417
February - 24	19,853	23,410
March - 24	19,991	24,227
April - 24	19,227	23,370
May - 24	20,139	24,440

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Sustainable Equity	21.10%	10.09%	7.90%
S&P Global 1200 Index	24.99%	13.13%	10.20%

AssetsNet	$ 24,587,651
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 75,568
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$24,587,651
# of Portfolio Holdings	48
Advisory Fees Paid	$75,568
Portfolio Turnover Rate	6%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762